Senior Secured Convertible Notes Payable (in default) (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 12, 2019	Jun. 04, 2018	Aug. 31, 2019	Dec. 31, 2018	Dec. 20, 2018	Jun. 30, 2018	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Jun. 10, 2019
Convertible notes, Principal			$ 8,395,000						$ 8,395,000
Common stock shares issued for conversion of debt, shares			67,500
Common stock shares issued for conversion of debt, value			$ 3,900,000
Loss on debt extinguishment			$ 3,900,000		$ 811,000				(3,927,000)
Amortized Interest expense							$ 853,000		5,607,000	$ 798,000
Interest expense							300,000		$ 509,000
Common stock shares issued			172,500						172,500
Additional accrued liabilities			$ 1,800,000				1,800,000		$ 1,800,000
Accrued interest payable											600,000
Conversion price description									The Company has been converting the convertible notes in its shares of common stock at a fifteen percent (15%) discount to the lowest volume weighted average price (“VWAP”) whereas the terms of the agreement state that such discount to the original conversion price of $99.60 should have been initiated on or after the maturity date of the convertible notes or September 4, 2019. The accounting standards require the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. This resulted in a non-cash charge of $3.8 million for the year ended August 31, 2019.
Amortization debt discount, debt issuance cost							854,000	$ 1,044,000
Convertible debt principal amount					889,000
Debt default amount recorded as other current liabilities										3,500,000
Settlement amount
Additional liquidating damages					$ 1,800,000
Debt instrument converted amount, interest
Debt instrument converted amount shares issued
Accrued interest										$ 600,000
Amortized in cash amount
Interest rate	18.00%	8.00%
Original issue discount	$ 1,000,000
Description for event of default	Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion; Redemption at the option of the holder at 25% premium upon an event of default; Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.
Warrants granted									36,073	23,719
Issuance of senior secured convertible notes									$ (4,750,000)
Additional paid in capital			32,505,000				$ 32,619,000		$ 32,505,000	$ 18,468,000
Volatility									119.00%	121.00%
Warrant [Member]
Risk free rate	2.41%								2.78%
Volatility	122.00%								120.00%
June 2018 Senior Convertible Note [Member]
Maturity date						Sep. 04, 2019
Coupon rate						8.00%
Price per share						$ 99.60
Conversion price						85.00%
Amortization of principal in cash premium						10.00%
Lowest volume weighted average price						15.00%
Issuance of senior secured convertible notes						$ 800,000
Additional paid in capital										$ 2,200,000
Warrant issued per share										$ 52.80
Life of instrument in years										5 years
Risk free rate										2.78%
Volatility										122.00%
Institutional Investors [Member]
Convertible notes, Principal		$ 10,000,000
Original issue discount		$ 1,000,000
Warrants exercise price		99.60
Warrants purchase common stock, shares		5,422
Warrants granted		25,100
Debt issuance costs		$ 600,000
Proceeds from issuance of notes		$ 8,400,000
Conversion price
Maturity date		Sep. 04, 2019
Purchase price of notes		$ 9,000,000
Price per share		$ 86.80							$ 63.60
Risk free rate							2.49%		2.49%
Volatility							122.00%		122.00%
Conversion price description
Reduced accrued loss				$ 889,000
Gain recovery accrued loss									2,611,000
Fair value of the conversion feature derivative							2,421,000		2,421,000
Financing costs							$ 2,600,000		2,600,000
Default loss estimate included in gain on recovery of december 2018 notes									1,800,000
Gain on recovery of 2018 notes net of default loss estimate									$ 811,000
Institutional Investors [Member] | Warrant [Member]
Warrants exercise price							70		70.00
Warrants granted							74,387		2,840,909
Price per share							$ 63.60		$ 63.60
Life of instrument in years							5 years		5 years
Risk free rate							2.49%		2.49%
Volatility							122.00%		122.00%
Fair value of common stovk							$ 3,917,000		$ 3,917,000
Maximum [Member]
Risk free rate									2.90%	2.83%
Exercise Prices Four [Member] | Maximum [Member]
Convertible notes, Principal	$ 4,750,000
Warrants exercise price	70.00
Warrants purchase common stock, shares
Warrants granted	74,387
Conversion price description	Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;
Debt issuance costs	$ 500,000
Proceeds from issuance of notes	$ 3,300,000
Conversion price	$ 66.80
Maturity date	Sep. 12, 2020
Purchase price of notes	$ 3,750,000